Provisions for Sundry Creditors (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Provisions for Sundry Creditors and Others
At December 31, 2020 and 2019, the provisions for sundry creditors and others is as follows:

	2020		2019
Provision for plugging of wells (Note 13)	Ps.	77,125,513	Ps.	80,849,900
Provision for trails in process (Note 27)		8,321,816		8,075,031
Provision for environmental costs		9,178,555		9,086,977

	Ps.	94,625,884	Ps.	98,011,908

Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs
The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2020		2019
Balance at the beginning of the year	Ps.	80,849,900	Ps.	84,050,900
(Decrease) Increase capitalized in fixed assets		(12,816,336)		(2,826,003)
Unwinding of discount against income		4,555,692		3,318,384
Unrealized foreign exchange loss (gains)		4,766,921		(3,577,200)
Amount used		(230,664)		(116,181)

Balance at the end of the year	Ps.	77,125,513	Ps.	80,849,900

	Trials in progress
	2020		2019
Balance at the beginning of the year	Ps.	8,075,031	Ps.	6,483,078
Additions against expenses		972,692		1,901,930
Provision cancellation		(724,026)		(309,977)
Amount used		(1,881)		—

Balance at the end of the year	Ps.	8,321,816	Ps.	8,075,031

	Environmental costs
	2020		2019
Balance at the beginning of the year	Ps.	9,086,977	Ps.	11,219,278
Additions against expenses		1,669,063		4,745,835
Cancellation against expenses		(1,574,810)		(6,873,905)
Amount used		(2,675)		(4,231)

Balance at the end of the year (1)	Ps.	9,178,555	Ps.	9,086,977

Summary of provisions for plugging of wells
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2021	Ps.	2,858,989
2022		2,197,972
2023		3,167,257
2024		3,456,396
2025		6,110,317
More than 5 years		59,334,582

Total	Ps.	77,125,513